UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  520 Madison Avenue, 26th Floor
          New York, New York 10022

13F File Number: 28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Fastert
Title:  General Counsel
Phone:  (212) 396-8698


Signature, Place and Date of Signing:

/s/ Michael Fastert             New York, New York            February 9, 2012
--------------------         -----------------------        --------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      78

Form 13F Information Table Value Total: $747,388
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number      Name

28-13433                  TIG Arbitrage Associates Master Fund L.P.
28-XXXXX                  Arbitrage Associates II Master Fund, L.P.

                                                       FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7     COLUMN 8

                                TITLE                         VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                  ---------         ------      --------  --------   --- ----  ----------  --------  ----  ------ ----
ADVANCED ANALOGIC TECHNOLOGI    COM               00752J108    1,202      207,909  SH        SOLE        NONE        207,909
ASSISTED LIVING CONCPT NEV N    CL A NEW          04544X300    3,557      238,894  SH        SOLE        NONE        238,894
AVAGO TECHNOLOGIES LTD          SHS               Y0486S104    1,732       60,000  SH        SOLE        NONE         60,000
BANK OF AMERICA CORPORATION     COM               060505104      278       50,000  SH  PUT   SOLE        NONE         50,000
BROADRIDGE FINL SOLUTIONS IN    COM               11133T103    4,937      218,914  SH        SOLE        NONE        218,914
BROOKFIELD RESIDENTIAL PPTYS    COM               11283W104    2,910      372,583  SH        SOLE        NONE        372,583
CALLAWAY GOLF CO                COM               131193104    2,027      366,600  SH        SOLE        NONE        366,600
CAREFUSION CORP                 COM               14170T101    3,230      127,100  SH        SOLE        NONE        127,100
CARROLS RESTAURANT GROUP INC    COM               14574X104    4,819      416,538  SH        SOLE        NONE        416,538
CHEFS WHSE INC                  COM               163086101    1,980      110,860  SH        SOLE        NONE        110,860
CHINA PETE & CHEM CORP          SPON ADR H SHS    16941R108      525        5,000  SH        SOLE        NONE          5,000
CIBER INC                       COM               17163B102    3,232      837,420  SH        SOLE        NONE        837,420
CIT GROUP INC                   COM NEW           125581801    3,532      101,280  SH        SOLE        NONE        101,280
COGDELL SPENCER INC             COM               19238U107    1,313      308,938  SH        SOLE        NONE        308,938
COLFAX CORP                     COM               194014106    5,778      202,877  SH        SOLE        NONE        202,877
COMMERCIAL METALS CO            COM               201723103    9,270      670,311  SH        SOLE        NONE        670,311
COMPLETE PRODUCTION SERVICES    COM               20453E109   33,349      993,716  SH        SOLE        NONE        993,716
COMVERSE TECHNOLOGY INC         COM PAR $0.10     205862402    9,959    1,451,793  SH        SOLE        NONE      1,451,793
CHEMTURA CORP                   COM NEW           163893209    3,352      295,600  SH        SOLE        NONE        295,600
CHEMTURA CORP                   COM NEW           163893209      397       35,000  SH  CALL  SOLE        NONE         35,000
DAVITA INC                      COM               23918K108    2,983       39,350  SH        SOLE        NONE         39,350
DOLLAR THRIFTY AUTOMOTIVE GP    COM               256743105   29,206      415,687  SH        SOLE        NONE        415,687
FOCUS MEDIA HLDG LTD            SPONSORED ADR     34415V109      682       35,000  SH        SOLE        NONE         35,000
FORD MTR CO DEL                 COM PAR $0.01     345370860    1,076      100,000  SH  CALL  SOLE        NONE        100,000
FREESCALE SEMICONDUCTOR HLDG    SHS OLD           G3727Q101    4,154      328,400  SH        SOLE        NONE        328,400
GENERAL MTRS CO                 COM               37045V100      782       38,603  SH        SOLE        NONE         38,603
GENERAL MTRS CO                 *W EXP 07/10/201  37045V118      412       35,092  SH        SOLE        NONE         35,092
GENERAL MTRS CO                 *W EXP 07/10/201  37045V126      274       35,092  SH        SOLE        NONE         35,092
GLIMCHER RLTY TR                SH BEN INT        379302102      745       81,020  SH        SOLE        NONE         81,020
GOODRICH CORP                   COM               382388106   57,830      467,499  SH        SOLE        NONE        467,499
GOODRICH CORP                   COM               382388106    1,324       10,700  SH  CALL  SOLE        NONE         10,700
HEALTHSPRING INC                COM               42224N101   27,025      495,503  SH        SOLE        NONE        495,503
HERTZ GLOBAL HOLDINGS INC       COM               42805T105   11,688      997,276  SH        SOLE        NONE        997,276
INFOSYS LTD                     SPONSORED ADR     456788108      771       15,000  SH        SOLE        NONE         15,000
INTRALINKS HLDGS INC            COM               46118H104    5,488      879,500  SH        SOLE        NONE        879,500
ISTA PHARMACEUTICALS INC        COM NEW           45031X204    6,537      927,195  SH        SOLE        NONE        927,195
ISTAR FINL INC                  COM               45031U101    2,116      400,000  SH  PUT   SOLE        NONE        400,000
IVANHOE MINES LTD               COM               46579N103    1,967      111,000  SH        SOLE        NONE        111,000
KKR FINANCIAL HLDGS LLC         COM               48248A306    2,652      303,835  SH        SOLE        NONE        303,835
KKR FINANCIAL HLDGS LLC         COM               48248A306      873      100,000  SH  PUT   SOLE        NONE        100,000
LAM RESEARCH CORP               COM               512807108    7,439      200,956  SH        SOLE        NONE        200,956
LEAR CORP                       COM NEW           521865204      524       13,170  SH        SOLE        NONE         13,170
LIBERTY MEDIA CORPORATION       LIB CAP COM A     530322106    3,955       50,673  SH        SOLE        NONE         50,673
MACQUARIE INFRASTR CO LLC       MEMBERSHIP INT    55608B105    4,622      165,354  SH        SOLE        NONE        165,354
MBIA INC                        COM               55262C100      588       50,775  SH        SOLE        NONE         50,775
MBIA INC                        COM               55262C100      580       50,000  SH  PUT   SOLE        NONE         50,000
MEDCO HEALTH SOLUTIONS INC      COM               58405U102   73,788    1,319,998  SH        SOLE        NONE      1,319,998
MOTOROLA MOBILITY HLDGS INC     COM               620097105   48,259    1,243,782  SH        SOLE        NONE      1,243,782
NCR CORP NEW                    COM               62886E108    6,158      374,130  SH        SOLE        NONE        374,130
NETLOGIC MICROSYSTEMS INC       COM               64118B100   33,103      667,804  SH        SOLE        NONE        667,804
OMNICARE INC                    COM               681904108    5,075      147,315  SH        SOLE        NONE        147,315
PHARMASSET INC                  COM               71715N106   35,396      276,103  SH        SOLE        NONE        276,103
PHARMASSET INC                  COM               71715N106    3,884       30,300  SH  CALL  SOLE        NONE         30,300
PHARMASSET INC                  COM               71715N106   18,269      142,500  SH  PUT   SOLE        NONE        142,500
PHARMERICA CORP                 COM               71714F104   25,696    1,692,746  SH        SOLE        NONE      1,692,746
PHARMERICA CORP                 COM               71714F104    1,104       72,700  SH  CALL  SOLE        NONE         72,700
PRIMORIS SVCS CORP              COM               74164F103    1,978      132,470  SH        SOLE        NONE        132,470
PROLOGIS INC                    COM               74340W103      858       30,000  SH  CALL  SOLE        NONE         30,000
RESEARCH IN MOTION LTD          COM               760975102      363       25,000  SH  PUT   SOLE        NONE         25,000
ROGERS CORP                     COM               775133101    2,645       71,762  SH        SOLE        NONE         71,762
RSC HOLDINGS INC                COM               74972L102   14,119      763,186  SH        SOLE        NONE        763,186
S1 CORPORATION                  COM               78463B101   13,820    1,444,130  SH        SOLE        NONE      1,444,130
SOUTHERN UN CO NEW              COM               844030106    8,702      206,660  SH        SOLE        NONE        206,660
SPDR S&P 500 ETF TR             TR UNIT           78462F103    3,389       27,000  SH        SOLE        NONE         27,000
SPDR S&P 500 ETF TR             TR UNIT           78462F103   33,384      266,000  SH  PUT   SOLE        NONE        266,000
STONERIDGE INC                  COM               86183P102    3,106      368,488  SH        SOLE        NONE        368,488
SUCCESSFACTORS INC              COM               864596101   16,896      423,786  SH        SOLE        NONE        423,786
TAM SA                          SP ADR REP PFD    87484D103    1,089       56,300  SH        SOLE        NONE         56,300
TEKELEC                         COM               879101103    1,221      111,681  SH        SOLE        NONE        111,681
TELECOM CORP NEW ZEALAND LTD    SPONSORED ADR     879278208      799      100,000  SH        SOLE        NONE        100,000
TEMPLE INLAND INC               COM               879868107   53,439    1,685,244  SH        SOLE        NONE      1,685,244
TRANSATLANTIC HLDGS INC         COM               893521104   41,741      762,677  SH        SOLE        NONE        762,677
VERINT SYS INC                  COM               92343X100    5,363      194,748  SH        SOLE        NONE        194,748
VISTEON CORP                    COM NEW           92839U206    5,056      101,235  SH        SOLE        NONE        101,235
WALTER ENERGY INC               COM               93317Q105    5,026       82,996  SH        SOLE        NONE         82,996
WALTER ENERGY INC               COM               93317Q105    2,575       42,500  SH  CALL  SOLE        NONE         42,500
WET SEAL INC                    CL A              961840105    2,745      841,971  SH        SOLE        NONE        841,971
YAHOO INC                       COM               984332106    4,670      289,500  SH        SOLE        NONE        289,500
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